UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code


Date of fiscal year end: AUGUST 31, 2005
                         ---------------

Date of reporting period:  FEBRUARY 28, 2005
                           -----------------

ITEM 1. REPORT TO STOCKHOLDERS.
-------------------------------


                              (PORTFOLIO 21 LOGO)

                               SEMI-ANNUAL REPORT
                                  (Unaudited)

                            For the Six Months Ended
                               February 28, 2005

                                  PORTFOLIO 21

Dear Portfolio 21 Investors:

Thank you for your continuing interest and involvement in Portfolio 21. We are very pleased to provide the following update for the six-month period ending February 28, 2005.

It is with great hope that we are witnessing the awakening of the "mainstream" financial world to the realities of the benefits associated with environmental sustainability. While we would prefer a values-based commitment to responsible stewardship in the names of our children, we are nevertheless pleased that Wall Street seems to be waking up to the fact that there are real and tangible risks associated with ignorance or denial of the environmental crisis. And we are observing a multi-faceted response to the 2004 election results, leading, we hope, to action by all whose lives are affected by environmental degradation, toxics, and climate change. Together, we can and will turn around this country- -maybe faster than any of us can imagine.

FINANCIAL PERFORMANCE FOR PERIODS ENDING FEBRUARY 28, 2005

Presented below are the financial returns for Portfolio 21 for periods ending February 28, 2005. The returns for three years, five years and since inception are average annual returns. Our performance continued to outpace our benchmark during the past six months, despite the fact that Portfolio 21 does not own oil stocks. In the past six months, the energy sector of the S&P 500 was up 38-1/2%. This is an excellent example of a short term benefit accruing to companies we believe are engaged in unsustainable businesses that may be profitable today but, in our opinion, are lacking a positive long term outlook.

During the six-month period ending February 28, 2005, Portfolio 21 outperformed its benchmark by 2.8%. The fund's overweighted positions in European stocks provided a healthy boost relative to the benchmark as both European companies and European currencies outperformed. This advantage was only partially offset by the fact that Portfolio 21 is underweighted in the energy sector and has no positions in oil companies, which, as noted above, performed extremely well.

                                                                       SINCE
                        SIX          ONE        THREE        FIVE    INCEPTION
                       MONTHS       YEAR        YEARS        YEARS    9/30/99
                       -----        ----        -----        -----    -------
Portfolio 21            18.04%       8.28%        8.65%       0.34%      3.87%
MSCI World
  Equity Index*<F1>     15.24%      12.51%        9.18%      -0.77%      1.15%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than the performance quoted and may be obtained by calling 877-351-4115 or visiting www.portfolio21.com.
                         -------------------

*<F1> We use this index as our benchmark since Portfolio 21 holds both US and non-US stocks. As of February 28, 2005, approximately 67% of the portfolio was composed of foreign (non-US) companies.

ENVIRONMENTAL SUSTAINABILITY

We continue to evaluate potential portfolio companies using our internal research and evaluation program. During the past six months, the following
companies were approved for inclusion in Portfolio 21:   Adobe (US), Hennes &
Mauritz (H&M) (Sweden), NEC (Japan), and Sharp (Japan). Adobe develops, markets, and supports computer software products and technologies and is a leader in electronic communications, publishing and e-commerce technologies. When these clean technologies are used appropriately, they help individuals and businesses transition toward a sustainable society. H&M is a clothing designer and retailer based in Sweden. The company has successfully made the shift from developing fashion at the lowest price to focusing on quality products (at the best price) designed to last. NEC is a leading Japanese manufacturer of computers, telecommunication equipment, electronic devices, semiconductors and software. The company is focused on global warming issues and many of its products and services contribute to reducing carbon dioxide (CO2) emissions through reduced travel and distribution. With a campaign titled 'Let's Go Ecology Class with Sharp' this consumer and industrial electronics company demonstrates its focus on products with superior environmental performance. Sharp's 'super green' technologies and green products like solar cells exhibit energy efficiency, resource efficiency and ease-of-recycling.

SHAREHOLDER ACTIVISM AND COMMUNITY DEVELOPMENT

As is our policy, we have sent notification letters to the companies that we evaluated in depth but rejected for inclusion in the fund. These included Scottish & Southern Energy, Asahi Breweries, Becton Dickinson, BNP Paribas, Carrefour, Central Glass, Gas Natural, Honda, Marks & Spencer, Merck, Pearson, PNC Financial, Reckitt Benckiser, Suez and Swatch Group.

INFORMATION AVAILABILITY

At our website, www.portfolio21.com, you will find a section on Activism and
                -------------------
Community Investment that includes our activism log and proxy voting record. To go directly to our proxy voting record, visit
www.portfolio21.com/proxyvoting.html or call us at 877-351-4115 to obtain a
------------------------------------
paper copy of this information at no charge.

Please visit the fund's website. You'll find lots of information, including a monthly market update and our latest company profiles. You can also sign up for our E-newsletter.

YOUR INPUT REQUESTED

If you have comments or suggestions about Portfolio 21, please contact us via our website, www.portfolio21.com, or call us at 877-351-4115, ext. 21, or email
             -------------------
welcome@portfolio21.com.  Also, we would love to have your email address so we
-----------------------
can communicate with you electronically. If you haven't heard from us via email and would like to, please call or email with your address. We want to assure you that your email address is confidential information that will be used only by us to communicate with you.

                        Sincerely,

                        /s/Leslie E. Christian
                        Leslie E. Christian

The information above represents the opinions of the Fund manager, is subject to change, and any forecasts made cannot be guaranteed.

PORTFOLIO 21 MAY INVEST IN FOREIGN SECURITIES, WHICH ARE SUBJECT TO THE RISKS OF CURRENCY FLUCTUATIONS, POLITICAL AND ECONOMIC INSTABILITY AND DIFFERENCES IN ACCOUNTING STANDARDS.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please see the following semi annual report for the fund's holdings as of February 28, 2005. The Morgan Stanley World Equity Index is an unmanaged index commonly used to measure equity performance. You cannot invest directly in an index.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Must be preceded or accompanied by a current prospectus. Please refer to the prospectus for important information about the investment company including investment objectives, risks, charges and expenses.

Quasar Distributors, LLC, distributor.  (04/05)

                                  PORTFOLIO 21

PORTFOLIO HOLDINGS BY COUNTRY at February 28, 2005 (Unaudited)

                            Portfolio Holdings        Percent of Net Assets
                            ------------------        ---------------------
  Australia                    $ 2,464,244                     3.32%
  Belgium                          902,761                     1.21%
  Canada                           133,311                     0.18%
  Denmark                        3,896,199                     5.24%
  Finland                        3,216,016                     4.33%
  Germany                        5,966,435                     8.03%
  Italy                          1,459,147                     1.96%
  Japan                          6,384,509                     8.60%
  Netherlands                      665,280                     0.90%
  Norway                         1,531,450                     2.06%
  Sweden                        10,157,679                    13.67%
  Switzerland                    5,189,347                     6.98%
  United Kingdom                 7,829,697                    10.54%
  United States                 24,182,043                    32.54%
  Other Assets in Excess
    of Liabilities                 329,546                     0.44%
                               -----------                   -------
  Total                        $74,307,664                   100.00%

EXPENSE EXAMPLE for the Six Months Ended February 28, 2005 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/04 - 2/28/05).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund's transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares less than two months after you purchase them. IRA accounts will be charged a $15.00 annual maintenance fee. Currently, the Advisor is paying the annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
                          Beginning          Ending          Expenses Paid
                        Account Value     Account Value      During Period
                            9/1/04           2/28/05     9/1/04 - 2/28/05*<F2>
                        -------------     -------------  ---------------------
Actual                       $1,000          $1,180              $8.11
Hypothetical (5% return
  before expenses)            1,000           1,017               7.50

*<F2> Expenses are equal to the Fund's annualized expense ratio of 1.50% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

SCHEDULE OF INVESTMENTS at February 28, 2005 (Unaudited)

      SHARES                                                       VALUE
      ------                                                       -----
COMMON STOCKS: 88.7%
BANKS: 7.6%
      46,000   Bayer Hypo-und Vereinsbank AG (Germany)*<F4>     $ 1,115,964
      38,000   Dexia (Belgium)                                      902,761
      41,000   ForeningsSparbanken AB (Sweden)                    1,012,908
     250,000   UniCredito Italiano SpA (Italy)                    1,459,147
      76,000   Westpac Banking Corp. (Australia)                  1,151,068
                                                                -----------
                                                                  5,641,848
                                                                -----------
CAPITAL GOODS: 11.8%
      20,000   Atlas Copco AB - Class A (Sweden)                    996,974
      11,625   Ballard Power Systems, Inc. (Canada)*<F4>#<F3>        70,331
      33,000   IMPCO Technologies, Inc. (United States)*<F4>        191,400
      83,000   Mitsubishi Electric Corp. (Japan)                    435,860
      10,600   Plug Power, Inc. (United States)*<F4>                 75,790
      17,100   Quantum Fuel Systems Technologies Worldwide,
                 Inc. (United States)*<F4>                           92,340
      22,000   Siemens AG - Registered Shares (Germany)           1,715,951
      87,000   Skanska AB - Class B (Sweden)                      1,036,517
      31,075   SKF AB - Class B (Sweden)                          1,544,506
     100,000   Tomra Systems ASA (Norway)                           426,745
      20,000   Trex Co., Inc. (United States)*<F4>                  910,200
      41,900   Vestas Wind Systems A/S (Denmark)*<F4>               559,074
       7,500   Volvo AB - Class B (Sweden)                          344,811
       8,150   Volvo AB - Sponsored ADR (Sweden)                    373,922
                                                                -----------
                                                                  8,774,421
                                                                -----------
COMMERCIAL SERVICES & SUPPLIES: 1.3%
      33,800   Herman Miller, Inc. (United States)                  979,524
                                                                -----------
CONSUMER DURABLES & APPAREL: 5.8%
      62,000   Electrolux AB - Class B (Sweden)                   1,490,929
       6,655   Electrolux AB - Sponsored ADR (Sweden)               320,505
      30,000   Interface, Inc. - Class A (United States)*<F4>       249,900
      24,000   Koninklijke Philips Electronics NV -
                 New York Shares (Netherlands)                      665,280
      15,000   Sharp Corp. (Japan)                                  239,179
      35,000   Sony Corp. - Sponsored ADR (Japan)                 1,322,650
                                                                -----------
                                                                  4,288,443
                                                                -----------
DIVERSIFIED FINANCIALS: 3.9%
      10,300   Deutsche Bank AG (Germany)                           902,537
       2,600   Deutsche Bank AG - Global Registered
                 Shares (Germany)                                   228,540
      20,100   UBS AG _ Global Registered Shares
                 (Switzerland)                                    1,743,675
                                                                -----------
                                                                  2,874,752
                                                                -----------
FOOD & STAPLES RETAILING: 4.3%
     105,000   Boots Group PLC (United Kingdom)                   1,339,116
      25,000   United Natural Foods,
                 Inc. (United States)*<F4>                          779,250
       9,800   Whole Foods Market, Inc. (United States)           1,007,636
      10,187   Wild Oats Markets, Inc. (United States)*<F4>          65,706
                                                                -----------
                                                                  3,191,708
                                                                -----------
HEALTH CARE EQUIPMENT & SERVICES: 2.5%
      53,000   Baxter International, Inc. (United States)         1,889,980
                                                                -----------
HOUSEHOLD & PERSONAL PRODUCTS: 2.2%
      18,000   Henkel KgaA (Germany)                              1,610,620
                                                                -----------
INSURANCE: 6.4%
      90,000   Aviva PLC (United Kingdom)                         1,121,000
       3,200   Muenchener Rueckversicherungs
                 AG _ Registered Shares (Germany)                   392,823
      85,000   Sompo Japan Insurance, Inc. (Japan)                  902,482
     112,000   Storebrand ASA (Norway)                            1,104,705
      16,600   Swiss Reinsurance (Switzerland)                    1,218,486
                                                                -----------
                                                                  4,739,496
                                                                -----------
MATERIALS: 6.6%
      30,450   JM AB (Sweden)                                     1,008,219
      29,625   Novozymes A/S - Class B (Denmark)                  1,465,201
      84,000   Stora Enso OYJ - R Shares (Finland)                1,279,216
      30,030   Svenska Cellulosa AB - Class B (Sweden)            1,174,299
                                                                -----------
                                                                  4,926,935
                                                                -----------
MEDIA: 0.4%
      60,000   EMI Group PLC (United Kingdom)                       265,257
                                                                -----------
PHARMACEUTICALS & BIOTECHNOLOGY: 5.2%
      80,200   Bristol-Myers Squibb Co. (United States)           2,007,406
      23,500   Novo-Nordisk A/S - Class B (Denmark)               1,304,417
      10,125   Novo-Nordisk A/S - Sponsored ADR (Denmark)           567,506
                                                                -----------
                                                                  3,879,329
                                                                -----------
REAL ESTATE: 1.7%
      75,000   British Land Co. PLC (United Kingdom)              1,242,672
                                                                -----------
RETAILING: 2.7%
      15,000   Hennes & Mauritz AB - Class B (Sweden)               528,455
     270,000   Kingfisher PLC (United Kingdom)                    1,512,830
                                                                -----------
                                                                  2,041,285
                                                                -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 2.1%
      31,000   Advanced Micro Devices, Inc. (United States)*<F4>    540,950
      60,000   STMicroelectronics NV - New York Shares
                 (Switzerland)                                    1,067,400
                                                                -----------
                                                                  1,608,350
                                                                -----------
SOFTWARE & SERVICES: 0.1%
       1,000   Adobe Systems, Inc. (United States)                   61,750
                                                                -----------
TECHNOLOGY HARDWARE & EQUIPMENT: 16.1%
      46,500   Agilent Technologies, Inc. (United States)*<F4>    1,116,000
      29,500   Canon, Inc. (Japan)                                1,557,607
      35,150   Dell, Inc. (United States)*<F4>                    1,409,164
      62,300   Hewlett-Packard Co. (United States)                1,295,840
      28,200   International Business Machines Corp.
                 (United States)                                  2,610,756
      35,000   NEC Corp. (Japan)                                    227,318
     120,000   Nokia OYJ - Sponsored ADR (Finland)                1,936,800
      23,500   Nortel Networks Corp. (Canada)*<F4>#<F3>              62,980
      11,110   Telefonaktiebolaget LM
                 Ericsson - Sponsored ADR (Sweden)*<F4>             325,634
     138,000   Toshiba Corp. (Japan)                                607,203
      51,000   Xerox Corp. (United States)*<F4>                     795,600
                                                                -----------
                                                                 11,944,902
                                                                -----------
TELECOMMUNICATION SERVICES: 4.9%
     110,000   BT Group PLC (United Kingdom)                        440,846
     300,000   mmO2 PLC (United Kingdom)*<F4>                       697,742
       2,000   Swisscom AG (Switzerland)                            786,120
       9,525   Swisscom AG - Sponsored ADR (Switzerland)            373,666
     315,000   Telstra Corp. Ltd. (Australia)                     1,313,176
                                                                -----------
                                                                  3,611,550
                                                                -----------
TRANSPORTATION: 1.5%
         205   East Japan Railway Co. (Japan)                     1,092,209
                                                                -----------
UTILITIES: 1.6%
      69,000   Severn Trent PLC (United Kingdom)                  1,210,235
                                                                -----------
TOTAL COMMON STOCKS
  (cost $55,467,298)                                             65,875,266
                                                                -----------
SHARES/PRINCIPAL
     AMOUNT
----------------
SHORT-TERM INVESTMENTS: 10.9%

MONEY MARKET: 9.9%
   7,324,558   SEI Daily Income Trust Government Fund             7,324,558
                                                                -----------
CERTIFICATES OF DEPOSIT: 1.0%
    $ 98,294   Permaculture CD, 1.00%, 1/17/2006                     98,294
     100,000   Self-Help Credit Union CD, 2.21%, 8/20/2005          100,000
     285,000   ShoreBank CD, 2.07%, 8/18/2005                       285,000
      95,000   ShoreBank CD, 2.22%, 11/10/2005                       95,000
     100,000   ShoreBank CD, 2.71%, 2/15/2006                       100,000
     100,000   Wainwright Bank & Trust CD, 2.03%, 1/15/2006         100,000
                                                                -----------
                                                                    778,294
                                                                -----------
TOTAL SHORT-TERM INVESTMENTS
  (cost $8,102,852)                                               8,102,852
                                                                -----------
TOTAL INVESTMENTS IN SECURITIES:
  99.6% (cost  $63,570,150)                                      73,978,118
Other Assets in excess of Liabilities: 0.4%                         329,546
                                                                -----------
NET ASSETS: 100.0%                                              $74,307,664
                                                                -----------
                                                                -----------
#<F3>     U.S. Security of foreign company.
*<F4>     Non-income producing security.
ADR American Depositary Receipt.


                                                    PERCENT OF
          COUNTRY                                   NET ASSETS
          -------                                   ----------
          Australia                                    3.32%
          Belgium                                       1.21
          Canada                                        0.18
          Denmark                                       5.24
          Finland                                       4.33
          Germany                                       8.03
          Italy                                         1.96
          Japan                                         8.60
          Netherlands                                   0.90
          Norway                                        2.06
          Sweden                                       13.67
          Switzerland                                   6.98
          United Kingdom                               10.54
          United States                                32.54
          Other assets in excess of liabilities         0.44
                                                     -------
                                                     100.00%
                                                     -------
                                                     -------

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES at February 28, 2005 (Unaudited)

ASSETS
  Investments in securities, at value (cost $63,570,150)        $73,978,118
  Cash                                                                   76
  Receivables:
     Dividends and interest                                          77,063
     Fund shares sold                                               352,101
  Prepaid expenses                                                   12,375
                                                                -----------
       Total assets                                              74,419,733
                                                                -----------
LIABILITIES
  Payables:
     Advisory fee                                                    44,805
     Administration fees                                             10,106
     Custody fees                                                     6,683
     Fund accounting fees                                             5,166
     Transfer agent fees                                              3,970
     Distribution fees                                               27,857
  Accrued expenses                                                   13,482
                                                                -----------
       Total liabilities                                            112,069
                                                                -----------
NET ASSETS                                                      $74,307,664
                                                                -----------
                                                                -----------
  Shares outstanding (unlimited number
    of shares authorized, without par value)                      2,921,325
                                                                -----------
                                                                -----------
  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE      $     25.44
                                                                -----------
                                                                -----------
COMPONENTS OF NET ASSETS
  Paid-in capital                                               $64,375,786
  Accumulated net investment loss                                  (230,424)
  Accumulated net realized loss from security
    and foreign currency transactions                              (248,773)
  Net unrealized appreciation on investments
    and foreign currency transactions                            10,411,075
                                                                -----------
       Net assets                                               $74,307,664
                                                                -----------
                                                                -----------
See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the six months ended February 28, 2005 (Unaudited)

INVESTMENT INCOME
  Income
     Dividend income (net of foreign taxes of $41,850)          $   259,166
     Interest income                                                 54,158
                                                                -----------
       Total income                                                 313,324
                                                                -----------
  Expenses
     Advisory fees                                                  307,910
     Distribution fees                                               76,978
     Administration fees                                             58,584
     Fund accounting fees                                            22,315
     Custody fees                                                    17,356
     Transfer Agent Fees                                             13,885
     Registration fees                                                9,917
     Audit fees                                                       8,431
     Shareholder reporting                                            5,455
     Trustee fees                                                     2,976
     Legal fees                                                       2,579
     Miscellaneous fees                                               1,984
     Insurance expense                                                1,240
                                                                -----------
       Total expenses                                               529,610
       Less:  fees waived (See Note 3)                              (67,744)
                                                                -----------
       Net expenses                                                 461,866
                                                                -----------
          NET INVESTMENT LOSS                                      (148,542)
                                                                -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY TRANSACTIONS
  Net realized gain on investments
    and foreign currency transactions                                15,318
  Change in net unrealized appreciation/depreciation
    on investments and foreign currency transactions             10,001,961
                                                                -----------
       Net realized and unrealized gain on investments
         and foreign currency transactions                       10,017,279
                                                                -----------
          NET INCREASE IN NET ASSETS FROM OPERATIONS            $ 9,868,737
                                                                -----------
                                                                -----------
See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
                                         FEBRUARY 28, 2005       YEAR ENDED
                                            (UNAUDITED)       AUGUST 31, 2004
                                            -----------       ---------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
  Net investment income (loss)              $  (148,542)       $    156,094
  Net realized gain (loss) on investments
    and foreign currency transactions            15,318            (122,435)
  Net increase from payment by
    Custodian due to reduction in
    commissions (See Note 7)                         --              69,355
  Change in net unrealized appreciation/
    depreciation on investments
    and foreign currency transactions        10,001,961           1,410,834
                                            -----------        ------------
     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS              9,868,737           1,513,848
                                            -----------        ------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income                   (265,510)            (54,237)
  From net realized gain                             --                  --
                                            -----------        ------------
     TOTAL DISTRIBUTIONS                       (265,510)            (54,237)
                                            -----------        ------------
CAPITAL SHARE TRANSACTIONS
  Net increase in net assets derived from
    net change in outstanding
    shares (a)<F5> (b)<F6>                   13,196,349          27,548,035
                                            -----------        ------------
     TOTAL INCREASE IN NET ASSETS            22,799,576          29,007,646
                                            -----------        ------------
NET ASSETS
  Beginning of period                        51,508,088          22,500,442
                                            -----------        ------------
  END OF PERIOD                             $74,307,664         $51,508,088
                                            -----------        ------------
                                            -----------        ------------
  UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS)                           $  (230,424)       $    183,628
                                            -----------        ------------
                                            -----------        ------------

(a)<F5>  A summary of capital share transactions is as follows:


                                                  SIX MONTHS ENDED
                                                 FEBRUARY 28, 2005                                YEAR ENDED
                                                    (UNAUDITED)                                 AUGUST 31, 2004
                                                    -----------                                 ---------------
                                           Shares                 Value                  Shares                 Value
                                           ------                 -----                  ------                 -----
  Shares sold                              648,370            $15,764,367               1,369,672            $30,665,983
  Shares issued in reinvestment
    of distributions                        10,084                252,895                   2,468                 53,235
  Shares redeemed (b)<F6>                 (117,240)            (2,820,913)               (147,924)            (3,171,183)
                                          --------            -----------               ---------            -----------
  Net increase                             541,214            $13,196,349               1,224,216            $27,548,035
                                          --------            -----------               ---------            -----------
                                          --------            -----------               ---------            -----------



(b)<F6>  Net of redemption fees of $632 and $6,668, respectively.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period


                            SIX MONTHS ENDED
                              FEBRUARY 28,                          YEAR ENDED AUGUST 31,                         SEPTEMBER 30,
                                  2005              --------------------------------------------------------    1999*<F7> THROUGH
                               (UNAUDITED)          2004              2003             2002             2001     AUGUST 31, 2000
                               ----------           ----              ----             ----             ----     ----------------
Net asset value,
  beginning of period             $21.64           $19.47            $16.67           $19.52            $25.37         $21.00
                                  ------           ------            ------           ------            ------         ------
INCOME FROM
  INVESTMENT OPERATIONS:
Net investment income (loss)       (0.05)            0.08              0.02            (0.05)            (0.05)          0.02
Net realized and unrealized
  gain (loss) on investments        3.95             2.13              2.79            (2.67)            (5.78)          4.35
                                  ------           ------            ------           ------            ------         ------
Total from
  investment operations             3.90             2.21              2.81            (2.72)            (5.83)          4.37
                                  ------           ------            ------           ------            ------         ------
LESS DISTRIBUTIONS:
From net investment income         (0.10)           (0.04)               --               --             (0.02)            --
From net realized gain                --               --            (0.02)           (0.13)                --             --
                                  ------           ------            ------           ------            ------         ------
Total distributions                (0.10)           (0.04)            (0.02)           (0.13)            (0.02)            --
                                  ------           ------            ------           ------            ------         ------
Paid-in capital from
  redemption fees (Note 2)            --(1)<F10>       --(1)<F10>      0.01               --                --             --
                                  ------           ------            ------           ------            ------         ------
Net asset value,
  end of period                   $25.44           $21.64            $19.47           $16.67            $19.52         $25.37
                                  ------           ------            ------           ------            ------         ------
                                  ------           ------            ------           ------            ------         ------

Total return                       18.04%#<F9>      11.36%            16.90%          (14.04)%          (23.01)%        20.81%#<F9>

RATIO/SUPPLEMENTAL DATA:
Net assets, end of
  period (millions)                $74.3            $51.5             $22.5            $15.2              $8.3           $7.3
RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
Before fees waived and
  expenses absorbed                 1.72%+<F8>       1.90%             2.17%            2.42%             3.11%          4.48%+<F8>
After fees waived and
  expenses absorbed                 1.50%+<F8>       1.50%             1.50%            1.50%             1.50%          1.50%+<F8>
RATIO OF NET INVESTMENT
  INCOME (LOSS) TO AVERAGE
  NET ASSETS:
Before fees waived and
  expenses absorbed                (0.70)%+<F8>      0.02%            (0.52)%          (1.27)%           (1.87)%        (2.84)%+<F8>
After fees waived and
  expenses absorbed                (0.48)%+<F8>      0.42%              0.15%          (0.35)%           (0.26)%         0.14%+<F8>
Portfolio turnover rate             0.14%#<F9>       3.82%              9.82%           8.18%             5.31%          0.17%#<F9>



*<F7>     Commencement of operations.
+<F8>     Annualized
#<F9>     Not annualized
(1)<F10>  Less than $0.01 per share.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 - ORGANIZATION

  Portfolio 21 (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund began operations on September 30, 1999. The investment objective of the Fund is to seek long-term growth of capital. The Fund seeks to achieve its objective by investing primarily in common stocks of domestic and foreign companies of any size market capitalization that satisfy certain environmental responsibility criteria.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

A. Security Valuation. Securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on Nasdaq shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on Nasdaq shall be valued at the most recent trade price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

     The Fund may invest substantially in securities traded on foreign exchanges (see "Foreign Currency" below). Investments that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, or if there were no transactions on such day, at the mean between the bid and asked prices. Occasionally, events affecting the value of foreign securities occur between the close of a foreign exchange and the computation of the Fund's net asset value. If such events occur or market quotations are not readily available, the securities may be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.

B. Redemption Fee. The Fund charges a 2% redemption fee on the value of shares redeemed that are held for less than two months. This fee will not be imposed on shares acquired through the reinvestment of dividends or other distributions. The fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the costs of short-term trading.

C. Foreign Currency. Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values based upon the spot exchange rate prior to the close of regular trading. The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired. The Fund includes foreign exchange gains and losses from dividend receivable and other foreign currency denominated payables and receivables in realized and unrealized gain (loss) on investments and foreign currency. The Fund does not isolate that portion of realized and unrealized gain (loss) on investments resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. Fluctuations in foreign exchange rates on investments are thus included with net realized and unrealized gain (loss) on investments and foreign currency.

D. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

     At August 31, 2004, the Fund has a capital loss carryforward of $137,681 of which $32,468 will expire in 2011 and $105,213 will expire in 2012. Under current tax laws, losses after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year. The Fund had post-October capital losses of $126,410 and post-October currency losses of $81,634.

E. Security Transactions, Investment Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

F. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

  Progressive Investment Management Corporation (the "Advisor") provides the Fund with investment management services under an Investment Advisory Agreement (the "Agreement"). Under the Agreement, the Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% of Fund's average daily net assets. For the six months ending February 28, 2005, the Fund incurred $307,910 in advisory fees.

  The Fund is responsible for its own expenses. The Advisor has contractually agreed to limit the Fund's expenses by reducing all or a portion of its fees and reimbursing the Fund's expenses, excluding interest and tax expenses, so that its ratio of expenses to average net assets will not exceed 1.50%. Any fee withheld or voluntarily reduced and/or any Fund expense absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, any time before the end of the third fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. For the six months ending February 28, 2005, the Advisor waived fees of $67,744.

  At February 28, 2005, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund that may be reimbursed was $459,279. The Advisor may recapture a portion of the above amount no later than the dates as stated below:
                                  August 31,
        -------------------------------------------------------------
        2005              2006                 2007              2008
        ----              ----                 ----              ----
      $125,780          $117,344             $148,411           $67,744

  The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

  U.S. Bancorp Fund Services, LLC ("USBFS"), an indirect, wholly-owned subsidiary of U.S. Bancorp, serves as the Fund's Administrator and, in that capacity, performs various administrative and accounting services for the Fund. USBFS also serves as the Fund's Fund Accountant, Transfer Agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountant; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

     Under $15 million             $30,000
     $15 to $50 million            0.20% of average daily net assets
     $50 to $100 million           0.15% of average daily net assets
     $100 to $150 million          0.10% of average daily net assets
     Over $150 million             0.05% of average daily net assets

  For the six months ending February 28, 2005, the Fund incurred $58,584 in administration fees.

  Quasar Distributors, LLC (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

  U.S. Bank, N.A., an affiliate of USBFS, serves as custodian to the Fund.

  Certain officers of the Trust are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - DISTRIBUTION PLAN

  The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay a fee to the Advisor, as Distribution Coordinator, at an annual rate of 0.25% of the average daily net assets of the Fund. The fee is paid to the Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. For the six months ending February 28, 2005, the Fund incurred $76,978 in distribution fees.

NOTE 5 - INVESTMENT TRANSACTIONS

  The cost of purchases and the proceeds from the sales of securities for the six months ending February 28, 2005, excluding short-term investments, were $10,265,530 and $79,070 respectively.

NOTE 6 - DISTRIBUTIONS TO SHAREHOLDERS

  On December 15, 2004, a distribution of $0.1024 per share was declared. The dividend was paid on December 15, 2004, to shareholders of record on December 14, 2004. The tax character of distributions paid during the years ended August 31, 2005 and 2004 was as follows:

                                            2005                2004
                                            ----                ----
     Distributions paid from:
       Ordinary income                    $265,510             $54,237
       Long-term capital gain                   --                  --
                                          --------             -------
                                          $265,510             $54,237
                                          --------             -------
                                          --------             -------

  As of August 31, 2004, the components of accumulated earnings/(losses) on a tax basis were as follows:

     Cost of investments (a)<F11>                          $51,090,961
                                                           -----------
     Gross unrealized appreciation                           5,772,151
     Gross unrealized depreciation                          (5,363,222)
                                                           -----------
     Net unrealized appreciation                           $   408,929
                                                           -----------
                                                           -----------
     Undistributed ordinary income                         $   265,262
     Undistributed long-term capital gain                           --
                                                           -----------
     Total distributable earnings                          $   265,262
                                                           -----------
                                                           -----------
     Net unrealized appreciation on
       foreign currency transactions                       $       185
     Capital loss carryforward                                (137,681)
     Post-October capital loss                                (126,410)
     Post-October currency loss                                (81,634)
                                                           -----------
                                                              (345,540)
                                                           -----------
     Total accumulated gains                               $   328,651
                                                           -----------
                                                           -----------

(a)<F11> At August 31, 2004, the basis of investments for federal income purposes was the same as their cost for financial reporting purposes.

NOTE 7 - EXTRAORDINARY TRANSACTIONS

  During the year ended August 31, 2004, the Fund received a rebate of commissions in the amount of $69,355 from U.S. Bank, N.A., the Fund's custodian, related to foreign currency transactions. The effect of these transactions is $0.03 per share.

MANAGEMENT OF THE FUND (Unaudited)

  The Trustees are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Trustees, in turn, elect the Officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and Officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held are set forth in the table below.


                                                                                                  Number of
                                                  Term of                                        Portfolios
                                                Office and                  Principal             in Fund
Name,                       Position              Length                    Occupation          Complex***<F14>       Other
Address                     with the              of Time                     During                Overseen      Directorships
and Age                       Trust               Served                  Past Five Years         by Trustees         Held
-------                       -----               ------                  ---------------         -----------         ----

                                                 INDEPENDENT TRUSTEES OF THE TRUST
                                                 ---------------------------------
Dorothy A. Berry*<F12>        Chairman            Indefinite               President, Talon              1              None.
(born 1943)                   and                 Term                     Industries, Inc.
2020 E. Financial Way         Trustee             since                    (administrative,
Suite 100                                         May 1991.                management and
Glendora, CA 91741                                                         business consulting);
                                                                           formerly Chief
                                                                           Operating Officer,
                                                                           Integrated Asset
                                                                           Management
                                                                           (investment advisor
                                                                           and manager) and
                                                                           formerly President,
                                                                           Value Line, Inc.
                                                                           (investment advisory
                                                                           and financial
                                                                           publishing firm).

Wallace L. Cook*<F12>         Trustee             Indefinite               Financial Consultant,         1              None.
(born 1939)                                       Term                     Formerly Senior Vice
2020 E. Financial Way                             since                    President, Rockefeller
Suite 100                                         May 1991.                Trust Co.; Financial
Glendora, CA 91741                                                         Counselor, Rockefeller
                                                                           & Co.

Carl A. Froebel*<F12>         Trustee             Indefinite               Owner, Golf                   1              None.
(born 1938)                                       Term                     Adventures, LLC,
2020 E. Financial Way                             since                    (Vacation Services).
Suite 100                                         May 1991.                Formerly Managing
Glendora, CA 91741                                                         Director, Premier
                                                                           Solutions, Ltd. Formerly
                                                                           President  and Founder,
                                                                           National Investor Data
                                                                           Services, Inc. (investment
                                                                           related computer software).

Rowley W.P. Redington*<F12>   Trustee             Indefinite               President; Intertech          1              None.
(born 1944)                                       Term                     Computer Services
2020 E. Financial Way                             since                    Corp. (computer
Suite 100                                         May 1991.                services and
Glendora, CA 91741                                                         consulting).

                                                  INTERESTED TRUSTEE OF THE TRUST
                                                  -------------------------------
Steven J. Paggioli**<F13>     Trustee             Indefinite               Consultant since              1              Trustee,
(born 1950)                                       Term                     July 2001; formerly,                         Managers
2020 E. Financial Way                             since                    Executive Vice                               Funds;
Suite 100                                         May 1991.                President, Investment                        Trustee,
Glendora, CA 91741                                                         Company                                      Managers
                                                                           Administration, LLC                          AMG Funds.
                                                                           ("ICA") (mutual fund
                                                                           administrator).

                                                       OFFICERS OF THE TRUST
                                                       ---------------------
Robert M. Slotky              President           Indefinite               Vice President,               1              Not
(born 1947)                                       Term since               U.S. Bancorp Fund                            Applicable.
2020 E. Financial Way                             August                   Services, LLC since
Suite 100                                         2002.                    July 2001; formerly,
Glendora, CA 91741            Chief               Indefinite               Senior Vice
                              Compliance          Term since               President, ICA
                              Officer             September                (May 1997-
                                                  2004.                    July 2001).

Eric W. Falkeis               Treasurer           Indefinite               Vice President,               1              Not
(born 1973)                                       Term                     U.S. Bancorp Fund                            Applicable.
615 East Michigan St.                             since                    Services, LLC since
Milwaukee, WI 53202                               August                   1997; Chief
                                                  2002.                    Financial Officer,
                                                                           Quasar Distributors,
                                                                           LLC since 2000.

Chad E. Fickett               Secretary           Indefinite               Assistant Vice                1              Not
(born 1973)                                       Term since               President, U.S.                              Applicable.
615 East Michigan St.                             March                    Bancorp Fund Services,
Milwaukee, WI 53202                               2002.                    LLC since July 2000.





*<F12> Denotes those Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act.
**<F13> Denotes Trustee who is an "interested person" of the Trust under the 1940 Act. Mr. Paggioli is an interested person of the Trust by virtue of his prior relationship with Quasar Distributors, LLC, the Fund's principal underwriter.
***<F14> The Trust is comprised of numerous portfolios managed by unaffiliated investment advisers. The term "Fund Complex" applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

Portfolio 21 files its complete schedule of portfolio holdings for its first and third quarters with the SEC on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling (866) 209-1962. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.
                                            -----------
INFORMATION ABOUT PROXY VOTING (Unaudited)

Information regarding how Portfolio 21 votes proxies relating to portfolio securities is available without charge, upon request, by calling toll-free at
(866) 209-1962 or by accessing the SEC's website at www.sec.gov. Information
                                                    -----------
regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30, 2004 is available by calling (866) 209-1962 or by accessing the SEC's website at www.sec.gov.
                               -----------

                                    Advisor
                 PROGRESSIVE INVESTMENT MANAGEMENT CORPORATION
                               721 NW 9th Avenue
                            Portland, Oregon  97209
                             (877) 351-4115 EXT. 21

                                  Distributor
                            QUASAR DISTRIBUTORS, LLC
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202

                                   Custodian
                                U.S. BANK, N.A.
                               425 Walnut Street
                            Cincinnati, Ohio  45202

                                 Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202

                 Independent Registered Public Accounting Firm
                              TAIT, WELLER & BAKER
                         1818 Market Street, Suite 2400
                       Philadelphia, Pennsylvania  19103

                                 Legal Counsel
                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                          55 Second Street, 24th Floor
                     San Francisco, California  94105-3441


ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
-------------------------------------------------------------

The registrant has adopted a nominating committee charter that contains procedures by which shareholders may recommend nominees to the registrant's board of trustees. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees for the period.


ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
------------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------

     By (Signature and Title) /s/ Robert M. Slotky
                              --------------------
                              Robert M. Slotky, President

     Date  April 28, 2005
           --------------



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F15> /s/ Robert M. Slotky
                                    --------------------
                                    Robert M. Slotky, President


     Date  April 28, 2005
           --------------

     By (Signature and Title)*<F15> /s/ Eric W. Falkeis
                                    -------------------
                                    Eric W. Falkeis, Treasurer

     Date  April 28, 2005
           --------------

*<F15> Print the name and title of each signing officer under his or her signature.